Assets And Liabilities Classified As Held For Sale; Profit (Loss) From Discontinued Operations - Additional Information (Detail) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018
Telecom assets [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Gain on sale of assets		R$ 378
Cash paid for sale of Asset	R$ 655
Carrying value of these asset	R$ 277
Lot 1 [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Winning bid amount in tender		R$ 576
Percentage of above minimum sale value specified in tender announcement		71.87%
Lot 2 [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Winning bid amount in tender		R$ 79
Percentage of above minimum sale value specified in tender announcement		141.05%